Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Certain of Our Asset Classes

The following table includes the estimated useful lives of certain of our asset classes:

Furniture & fixtures	5 – 10 years
Leasehold improvements	Shorter of the lease term or estimated useful life of the assets
Equipment	5 – 10 years
Automobiles	5 years
The following table includes the estimated useful lives of certain of our asset classes:
Furniture & fixtures	5 – 10 years
Leasehold improvements	Shorter of the lease term or estimated useful life of the assets
Equipment	5 – 10 years
Automobiles	5 years

Schedule of Disaggregated Revenue from Contracts with Customers

The following table summarizes disaggregated revenue from contracts with customers by product group: perishable and non-perishable goods. Perishable product categories include meat, seafood, vegetables, and fruit. Non-perishable product categories include grocery, liquor, cigarettes, lottery, newspaper, reusable bag, non-food, and health products.

	Three Months ended July 31,
	2023	2022
Perishables	$7,723,846	$6,454,274
Non-perishables	6,028,469	4,955,414
Total revenues	$13,752,315	$11,409,688

Schedule of Table Sets Forth Information as to the Company’s Suppliers

The following table sets forth information as to the Company’s suppliers that accounted for 10% or more of the Company’s total purchases for the three months ended July 31, 2023 and 2022.

Three Months Ended July 31, 2023		Three Months Ended July 31, 2022
Supplier	Percentage of Total Purchases	Supplier	Percentage of Total Purchases
A	34%	A	21%
B	19%	B	20%
C	9%	C	19%
The following table sets forth information as to the Company’s suppliers that accounted for 10% or more of the Company’s total purchases for the years ended April 30, 2023 and 2022.
Year Ended April 30, 2023		Year Ended April 30, 2022
Supplier	Percentage of Total Purchases	Supplier	Percentage of Total Purchases
A	—%	A	23%
B	20%	B	21%
C	14%	C	14%
D	18%	D	—%

Schedule of Disaggregated Revenue from Contracts with Customers	The following table summarizes disaggregated revenue from contracts with customers by product group: perishable and non-perishable goods. Perishable product categories include meat, seafood, vegetables, and fruit. Non-perishable product categories include grocery, liquor, cigarettes, lottery, newspaper, reusable bag, non-food, and health products.
	Years ended April 30,
	2023	2022
Perishables	$31,291,786	$24,138,729
Non-perishables	24,107,326	17,845,492
Total revenues	$55,399,112	$41,984,221